Financial risk management (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
At December
Payables to third parties	R$ 3,080,569	R$ 1,304,031
Trade payables	92,444	61,719
Borrowings	0	205,204
Dividends payable and interest on own capital	0	22,243
Due within 30 days
At December
Payables to third parties	2,890,080	1,228,922
Trade payables	81,152	54,125
Due within 31 to 120 days
At December
Payables to third parties	133,070	60,396
Trade payables	6,032	4,827
Borrowings		208,374
Due within 121 to 180 days
At December
Payables to third parties	31,081	10,152
Trade payables	1,740	63
Due within 181 to 360 days
At December
Payables to third parties	26,338	4,561
Trade payables	1,083	2,704
Trade payables to related parties	39,101	76,249
Dividends payable and interest on own capital		22,243
Other payables	15,872	R$ 15,244
Due to 361 days or more days
At December
Trade payables	R$ 2,437